Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,128,877	$ 453,644	¥ 4,326,600	¥ 3,324,712
One Time Commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenues	681,445		1,271,416	808,837
Recurring Service Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,914,415		2,109,009	1,930,199
Performance Based Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues	309,576		784,193	389,525
Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	223,441		161,982	196,151
Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	35,898		40,226	78,772
Other Comprehensive Services
Disaggregation of Revenue [Line Items]
Total revenues	187,543		121,756	117,379
Wealth Management [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,210,439		3,211,973	2,379,456
Wealth Management [Member] | One Time Commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenues	631,589		1,180,900	766,246
Wealth Management [Member] | Recurring Service Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,232,294		1,469,600	1,284,447
Wealth Management [Member] | Performance Based Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues	202,455		469,121	205,305
Wealth Management [Member] | Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	144,101		92,352	123,458
Wealth Management [Member] | Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,881		4,471	13,530
Wealth Management [Member] | Other Comprehensive Services
Disaggregation of Revenue [Line Items]
Total revenues	135,220		87,881	109,928
Asset Management Business [Member]
Disaggregation of Revenue [Line Items]
Total revenues	839,098		1,046,387	880,014
Asset Management Business [Member] | One Time Commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenues	49,856		90,516	42,591
Asset Management Business [Member] | Recurring Service Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	682,121		639,409	645,752
Asset Management Business [Member] | Performance Based Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues	107,121		315,072	184,220
Asset Management Business [Member] | Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues			1,390	7,451
Asset Management Business [Member] | Other Comprehensive Services
Disaggregation of Revenue [Line Items]
Total revenues			1,390	7,451
Other Businesses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	79,340		68,240	65,242
Other Businesses [Member] | Other Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	79,340		68,240	65,242
Other Businesses [Member] | Lending Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	27,017		35,755	¥ 65,242
Other Businesses [Member] | Other Comprehensive Services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 52,323		¥ 32,485